Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000259934
Shareholder Report [Line Items]
Fund Name	International Equity Research ETF
Trading Symbol	TIER
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Equity Research ETF (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Research ETF	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 27,618,000
Holdings Count | Holding	380
InvestmentCompanyPortfolioTurnover	27.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$27,618 Number of Portfolio Holdings380 Portfolio Turnover Rate27.6%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Financials	24.7%
Information Technology	18.8
Industrials & Business Services	14.5
Consumer Discretionary	8.5
Materials	7.2
Health Care	6.8
Energy	5.4
Consumer Staples	5.2
Communication Services	4.6
Other	4.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing	5.3%
Samsung Electronics	2.4
ASML Holding	1.6
SK Hynix	1.5
Tencent Holdings	1.3
Royal Bank of Canada	1.3
Alibaba Group Holding	1.2
BHP Group	1.0
AstraZeneca	0.9
Nestle	0.9

Material Fund Change [Text Block]